UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 29, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 99.6%	Rate (%)	Date	Amount ($)		Value ($)
California - 97.6%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000		6,106,200
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	5.00	8/1/43	3,000,000		3,420,060
Bay Area Toll Authority,
San Francisco Bay Area Subordinate
Lien Toll Bridge Revenue	5.00	4/1/43	7,500,000		8,663,550
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue (Prerefunded)	5.25	4/1/19	10,000,000	[a]	11,381,300
Brentwood Infrastructure Financing
Authority,
Water Revenue (Prerefunded)	5.75	7/1/18	2,250,000	[a]	2,517,300
California,
GO	5.00	8/1/22	5,000,000		5,214,000
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000		5,885,600
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000		16,496,162
California,
GO (Various Purpose)	5.00	10/1/29	5,250,000		5,696,670
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000		17,317,950
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000		5,117,535
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000		29,674,500
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000		23,089,755
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000		10,882,314
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000		3,562,800
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000		35,026,200
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000		11,872,800
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000		5,785,350
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000		20,270,600
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County Tobacco
Funding Corporation)	5.00	6/1/34	5,000,000		5,527,250
California Department of Water Resources,
Water System Revenue (Central Valley
Project)	5.00	12/1/26	230,000		253,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
California - 97.6% (continued)
California Educational Facilities Authority,
Revenue (Chapman University)	5.00	4/1/40	5,000,000	5,748,400
California Educational Facilities Authority,
Revenue (Chapman University)	5.00	4/1/45	2,305,000	2,633,808
California Educational Facilities Authority,
Revenue (Occidental College)	5.00	10/1/45	500,000	584,600
California Educational Facilities Authority,
Revenue (Pepperdine University)	5.00	9/1/45	5,000,000	5,844,250
California Educational Facilities Authority,
Revenue (Pooled College and University
Projects) (Escrowed to Maturity)	5.63	7/1/23	135,000	158,065
California Educational Facilities Authority,
Revenue (University of Southern
California)	5.25	10/1/38	5,000,000	5,555,650
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/23	1,650,000	1,992,342
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000	1,911,664
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/30	3,500,000	4,199,440
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/31	4,430,000	5,281,180
California Health Facilities Financing
Authority,
Revenue (Rady Children's Hospital -
San Diego)	5.25	8/15/41	8,500,000	9,550,005
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	7,500,000	8,684,475
California Health Facilities Financing
Authority,
Revenue (Scripps Health)	5.00	11/15/36	7,525,000	8,477,891
California Health Facilities Financing
Authority,
Revenue (Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000	1,120,410
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.25	8/15/22	6,000,000	6,683,460
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/30	750,000	914,363
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.25	8/15/31	3,500,000	4,169,515
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/31	1,150,000	1,392,075
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	8/15/43	2,000,000	2,316,620

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 97.6% (continued)
California Housing Finance Agency,
Home Mortgage Revenue
(Collateralized; FNMA)	5.50	8/1/38	2,610,000		2,654,135
California Infrastructure and Economic
Development Bank,
Revenue (Academy of Motion Pictures
Arts and Sciences Obligated Group)	5.00	11/1/41	2,250,000		2,589,548
California Municipal Finance Authority,
COP (Community Hospitals of Central
California Obligated Group)	5.25	2/1/27	3,965,000		4,098,422
California Municipal Finance Authority,
COP (Community Hospitals of Central
California Obligated Group)
(Prerefunded)	5.25	2/1/17	2,785,000	[a]	2,908,849
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	1,500,000		1,645,680
California Pollution Control Financing
Authority,
Revenue (San Jose Water Company
Project)	5.10	6/1/40	5,500,000		6,205,870
California Pollution Control Financing
Authority,
Water Facilities Revenue (American
Water Capital Corporation Project)	5.25	8/1/40	7,500,000	[b]	8,310,975
California School Finance Authority,
Charter School Revenue (Aspire Public
Schools - Obligated Group)	5.00	8/1/41	1,750,000	[b]	1,950,428
California School Finance Authority,
School Facility Revenue (Alliance for
College-Ready Public Schools Projects)	5.00	7/1/45	3,500,000	[b]	3,761,870
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/26	5,000,000		6,173,700
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	3/1/25	1,795,000		2,171,501
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	10,000,000		11,868,200
California State University Trustees,
Systemwide Revenue	5.00	11/1/27	2,510,000		2,739,565
California State University Trustees,
Systemwide Revenue	5.00	11/1/28	5,000,000		5,457,300
California Statewide Communities
Development Authority,
COP (The Internext Group)	5.38	4/1/30	4,800,000		4,816,608
California Statewide Communities
Development Authority,
Revenue (899 Charleston Project)	5.25	11/1/44	2,500,000		2,583,350
California Statewide Communities
Development Authority,
Revenue (American Baptist Homes of
the West)	2.10	10/1/19	2,000,000		2,001,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 97.6% (continued)
California Statewide Communities
Development Authority,
Revenue (American Baptist Homes of
the West)	5.00	10/1/45	3,550,000		3,972,805
California Statewide Communities
Development Authority,
Revenue (Buck Institute for Research
on Aging) (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/34	2,390,000		2,773,810
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000		4,290,938
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000		13,198,237
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/43	4,000,000		4,598,480
California Statewide Communities
Development Authority,
Revenue (Henry Mayo Newhall
Memorial Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/43	2,100,000		2,423,568
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	3,000,000		3,414,750
California Statewide Communities
Development Authority,
Revenue (Saint Joseph Health System)
(Insured; FGIC)	5.75	7/1/47	10,000,000		11,057,200
California Statewide Communities
Development Authority,
Revenue (Saint Joseph Health System)
(Insured; National Public Finance
Guarantee Corp.)	5.13	7/1/24	5,000,000		5,505,500
California Statewide Communities
Development Authority,
School Facility Revenue (Aspire Public
Schools) (Prerefunded)	6.00	1/1/19	7,975,000	[a]	9,101,469
California Statewide Communities
Development Authority,
Student Housing Revenue (CHF-Irvine,
LLC-UCI East Campus Apartments,
Phase II)	5.75	5/15/32	4,000,000		4,325,160
Chabot-Las Positas Community College
District,
GO (Insured; AMBAC)	0.00	8/1/22	3,000,000	[c]	2,242,500
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	8/1/18	15,565,000	[a]	17,190,764
Eastern Municipal Water District,
Water and Wastewater Revenue	5.00	7/1/42	5,000,000		5,919,350

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 97.6% (continued)
Foothill/Eastern Transportation Corridor
Agency,
Senior Lien Toll Road Revenue
(Insured; Assured Guaranty Municipal
Corp.)	0.00	1/15/35	10,000,000	[c]	4,774,300
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/40	3,500,000		4,022,235
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds (Insured; Assured
Guaranty Municipal Corp.)	4.55	6/1/22	1,725,000		1,849,390
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/27	9,755,000		9,791,093
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.13	6/1/47	8,000,000		7,181,840
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.75	6/1/47	12,500,000		12,085,625
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/21	4,375,000	[c]	3,965,588
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/22	4,605,000	[c]	4,029,191
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/23	4,850,000	[c]	4,093,109
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/26	3,265,000	[c]	2,473,923
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/37	2,500,000		2,986,675
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/38	1,800,000		2,144,844
Irvine Community Facilities District
Number 2013-3 Improvement Area
Number 1,
Special Tax Revenue (Great Park)	5.00	9/1/44	2,500,000		2,799,825
JPMorgan Chase Putters/Drivers Trust
(Series 4354),
(Riverside County Transportation
Commission, Sales Tax Revenue) Non-
recourse	5.25	6/1/21	7,500,000	[b,d]	9,020,475
JPMorgan Chase Putters/Drivers Trust
(Series 4361),
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	12,000,000	[b,d]	14,020,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 97.6% (continued)
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/42	3,420,000		3,821,234
Kaweah Delta Health Care District,
Revenue	5.00	6/1/40	2,500,000		2,867,625
Long Beach,
Harbor Revenue	5.00	5/15/42	3,500,000		4,115,020
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/29	1,190,000		1,384,315
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/30	1,110,000		1,283,382
Los Angeles County Regional Financing
Authority,
Revenue (MonteCedro Inc. Project)	5.00	11/15/44	2,000,000		2,276,600
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	5,000,000		5,897,050
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/29	3,915,000		4,548,838
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/29	16,090,000		18,288,698
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/35	25,000,000		28,452,500
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/38	3,500,000		4,076,485
Los Angeles Department of Airports,
Subordinate Revenue (Los Angeles
International Airport)	5.00	5/15/38	4,500,000		5,286,735
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		30,039,331
Los Angeles Harbor Department,
Revenue	5.00	8/1/39	2,050,000		2,389,603
Metropolitan Water District of Southern
California,
Water Revenue	5.00	10/1/34	5,000,000		5,954,600
Metropolitan Water District of Southern
California,
Water Revenue	5.00	1/1/39	5,000,000		5,543,500
Metropolitan Water District of Southern
California,
Water Revenue	5.00	7/1/40	2,000,000		2,366,520
Murrieta Valley Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[c]	4,460,891
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.25	9/1/26	2,760,000		3,271,621

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 97.6% (continued)
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	[a]	463,688
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National Public
Finance Guarantee Corp.)	6.30	7/1/18	17,665,000		18,940,236
Northern California Transmission Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/38	1,565,000		1,859,564
Northern California Transmission Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/39	1,500,000		1,779,420
Oakland Redevelopment Successor Agency,
Subordinated Tax Allocation Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	9/1/36	3,000,000		3,474,210
Oakland Unified School District,
GO	6.63	8/1/38	5,000,000		6,137,150
Oakland Unified School District,
GO	5.00	8/1/40	3,500,000		3,930,150
Palomar Community College District,
GO	0/6.38	8/1/45	15,515,000	[e]	11,098,810
Pomona Redevelopment Agency,
Tax Allocation Revenue (West Holt
Avenue Redevelopment Project)	5.50	5/1/32	3,000,000		3,861,270
Pomona Unified School District,
GO (Insured; Build America Mutual
Assurance Company)	5.00	8/1/39	2,000,000		2,300,520
Poway Unified School District School
Facilities Improvement District Number
2007-1,
GO	0.00	8/1/35	12,850,000	[c]	6,262,704
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,597,422
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,489,838
Sacramento County Sanitation Districts
Financing Authority,
Revenue (Sacramento Regional County
Sanitation District)	5.00	12/1/26	7,000,000		8,546,090
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	5,000,000		5,282,000
Sacramento Municipal Utility District,
Electric Revenue	5.00	8/15/28	2,500,000		2,987,800
San Bernardino County,
COP (Capital Facilities Project)
(Escrowed to Maturity)	6.88	8/1/24	5,000,000		6,653,700
San Diego County Regional Airport
Authority,
Subordinate Airport Revenue	5.00	7/1/34	3,000,000		3,388,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 97.6% (continued)
San Diego County Regional Transportation
Commission,
Sales Tax Revenue	5.00	4/1/44	10,000,000		11,551,000
San Diego Public Facilities Financing
Authority,
Senior Sewer Revenue	5.25	5/15/34	6,045,000		6,855,574
San Diego Public Facilities Financing
Authority,
Water Revenue	5.25	8/1/28	6,000,000		7,029,600
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/23	6,775,000		8,149,105
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000		2,420,380
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	1,000,000		1,242,260
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000		2,391,640
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/32	1,000,000		1,217,270
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport) (Prerefunded)	5.25	5/1/18	4,000,000	[a]	4,397,920
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		11,708,200
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/18	445,000	[c]	394,488
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	5.00	8/1/18	1,585,000		1,735,274
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/21	500,000	[c]	372,845
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000		5,464,100

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
California - 97.6% (continued)
Santa Margarita Water District Community
Facilities District Number 2013-1,
Special Tax Revenue (Village of
Sendero)	5.63	9/1/43	7,000,000	7,951,300
Santa Margarita Water District Community
Facilities District Number 99-1,
Special Tax Revenue (Talega)	5.00	9/1/27	1,945,000	2,263,649
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/29	1,500,000	1,726,095
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/30	1,000,000	1,146,760
Southern California Public Power
Authority,
Revenue (Canyon Power Project)	5.25	7/1/27	7,485,000	8,634,097
Southern California Public Power
Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/28	3,145,000	3,664,711
Southern California Public Power
Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/29	2,230,000	2,595,943
Southern California Public Power
Authority,
Revenue (Milford Wind Corridor Phase
I Project)	5.00	7/1/29	11,865,000	13,614,020
Southern California Public Power
Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/27	13,765,000	16,055,634
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000	1,946,965
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000	1,334,477
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/38	2,500,000	2,861,625
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/28	3,000,000	3,647,880
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,000,000	1,000,250
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000	8,447,856

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.6%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
California - 97.6% (continued)
Torrance,
Revenue (Torrance Memorial Medical
Center)	5.00	9/1/40	3,000,000	3,275,550
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)	5.63	1/1/29	8,000,000	9,040,160
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000	6,436,970
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000	9,290,579
University of California Regents,
General Revenue	5.25	5/15/30	3,000,000	3,716,880
University of California Regents,
General Revenue (Prerefunded)	5.25	5/15/17	6,000,000 [a]	6,412,260
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	3,000,000 [a]	3,477,360
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000	11,590,900
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000	11,463,100
Walnut Energy Center Authority,
Revenue	5.00	1/1/27	3,150,000	3,858,876
				1,003,931,361
U.S. Related - 2.0%
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	6,930,000	7,914,129
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000	3,964,653
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000	3,167,604
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Matching Fund
Loan Notes)	5.00	10/1/25	5,000,000	5,542,550
				20,588,936

Total Investments (cost $912,207,961)			99.6%	1,024,520,297
Cash and Receivables (Net)			0.4%	3,930,524
Net Assets			100.0%	1,028,450,821

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $37,064,668 or 3.6% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,024,520,297	-	1,024,520,297
Liabilities ($)
Floating Rate Notes††	-	(9,750,000)	-	(9,750,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”). The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.

NOTES

When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 29, 2016, accumulated net unrealized appreciation on investments was $112,312,336 consisting of $112,333,880 gross unrealized appreciation and $21,544 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)